RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF BALANCES WITH RELATED PARTIES

a. Balances with related parties:

	June 30 , 2023	December 31, 2022
	USD in thousands
Directors (directors’ accrued compensation)	38	48
Smartec R&D Ltd. (see b below)	9	10
	47	58

b.	During six months ended June 30, 2023 the Company received development services from Smartec R&D Ltd., a company owned by the Company’s CTO.

Total compensation during the six months ended June 30, 2023 and June 30, 2022 were approximately $29 thousands and $55 thousands, respectively.

a.Related Parties Balances:
	December 31,
	2022	2021
	USD in thousands
Directors (directors’ accrued compensation)	48	-
Smartec R&D Ltd. (see note 8c)	10	-
Medigus	-	39
	58	39